Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EuroPacific Growth Fund
Entity Central Index Key	0000719603
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
EuroPacific Growth Fund® - Class A
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class A
Trading Symbol	AEPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.83% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class C
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class C
Trading Symbol	AEPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et assets)
EuroPacific Growth Fund® - Class T
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class T
Trading Symbol	TEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 30	0.58% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (pe rce nt of ne t assets)
EuroPacific Growth Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-1
Trading Symbol	AEGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.85% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
EuroPacific Growth Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-2
Trading Symbol	AEPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-3
Trading Symbol	FEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-A
Trading Symbol	CEUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.86% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-C
Trading Symbol	CEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
inve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 81	1.58% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-E
Trading Symbol	CEUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypo
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 55	1.08% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-T
Trading Symbol	TEUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-1
Trading Symbol	CEUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34	0.67% *
*Annualize
d
.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-2
Trading Symbol	FUEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-3
Trading Symbol	FEPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-1
Trading Symbol	RERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 80	1.56% *
*Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-2
Trading Symbol	RERBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.56% *
*Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-2E
Trading Symbol	REEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,
00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.26% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-3
Trading Symbol	RERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (perc en t of net assets)
EuroPacific Growth Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-4
Trading Symbol	REREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,
0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-5E
Trading Symbol	RERHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothet
ica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-5
Trading Symbol	RERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypoth
et
ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
EuroPacific Growth Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-6
Trading Symbol	RERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical
$10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 140,236,000,000
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,236
Total number of portfolio holdings	348
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.